Annual Fund Operating Expenses - Morgan Shares - JPMorgan U.S. Government Money Market Fund - Morgan	Jul. 01, 2021
Operating Expenses:
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10%
Other Expenses	0.41%
Service Fees	0.35%
Remainder of Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.59%